Income tax - Deferred income tax assets and liabilities (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)	₽ (1,639)	₽ (1,139)	₽ (952)	₽ (532)
Deferred tax assets	208	237
Deferred tax liabilities	(1,847)	(1,376)
Deferred tax benefit/(expense) recognised in PL	(269)	(243)
Deferred tax benefit/(expense) recognised in OCI	(52)	56
Intangible assets
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)	(716)	(558)
Deferred tax benefit/(expense) recognised in PL	61	48
Trade and other payables
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)	493	259
Deferred tax benefit/(expense) recognised in PL	230	21
Trade and other receivables
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)	6	32
Deferred tax benefit/(expense) recognised in PL	(64)	7
Debt instruments
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)		61
Deferred tax benefit/(expense) recognised in PL	(9)	10
Deferred tax benefit/(expense) recognised in OCI	(52)	56
Tax loss carry forwards
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)	3	27
Deferred tax benefit/(expense) recognised in PL	(24)	27
Loans issued
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)	(33)	(8)
Deferred tax benefit/(expense) recognised in PL	(25)	(18)
Lease obligations
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)	43	134
Deferred tax benefit/(expense) recognised in PL	(91)	(88)
Property and equipment
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)	(103)	(140)
Deferred tax benefit/(expense) recognised in PL	37	49
Taxes on unremitted earnings
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)	(1,122)	(865)
Deferred tax benefit/(expense) recognised in PL	(257)	(185)
Other
Disclosure of deferred tax
Net deferred income tax assets/(liabilities)	(210)	(81)
Deferred tax benefit/(expense) recognised in PL	₽ (127)	₽ (114)